Balance Sheet Components	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance Sheet Components

8. Balance Sheet Components

Other Receivables, Net

Other receivables consisted of the following:

	December 31,
	2013	2012
	(Amounts in thousands)
Value added tax receivable, net	$23,237	$18,795
Federal income tax receivable	2,024	16,634
Other	4,250	6,905

Other receivables, net	$29,511	$42,334

Property and Equipment, Net

Our property and equipment consists of the following items:

	December 31,
	2013	2012
	(Amounts in thousands)
Buildings & leasehold improvements	$156,086	$150,424
Furniture, fixtures & equipment	25,749	24,558
Computer equipment	275,378	253,336
Software developed for internal use	764,226	583,051

	1,221,439	1,011,369
Accumulated depreciation and amortization	(722,916)	(602,973)

Property and equipment, net	$498,523	$408,396

Other Assets, Net

Other assets consisted of the following:

	December 31,
	2013	2012
	(Amounts in thousands)
Capitalized implementation costs, net	$175,886	$152,837
Long-term deferred income taxes	34,794	3,360
Deferred customer discounts	90,476	47,711
Deferred upfront incentive consideration	81,581	69,660
Other	86,806	82,978

Other assets, net	$469,543	$356,546

Other Noncurrent Liabilities

Other noncurrent liabilities consisted of the following:

	December 31,
	2013	2012
	(Amounts in thousands)
Litigation settlement liability and related deferred revenue	$98,311	$127,176
Deferred revenue	50,576	60,041
Pension and other postretirement benefits	55,032	109,170
Other	59,263	73,775

Other noncurrent liabilities	$263,182	$370,162